RELATED-PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
RELATED-PARTY TRANSACTIONS
RELATED-PARTY TRANSACTIONS

NOTE 18 — RELATED-PARTY TRANSACTIONS

a) Intercompany loans

	2018	2017
Assets
Joint venture
Gerdau Corsa SAPI de C.V.	72	7
Others
Fundação Gerdau	27,867	51,832
	27,939	51,839
Liabilities
Joint venture
Diaco S.A.	(1,350)	—
	(1,350)	—

	2018	2017	2016
Net financial income	545	95	(2,457)

b) Operations with related parties

During the years ended December 31, 2018, 2017 and 2016, the Company, through its subsidiaries, entered into commercial operations with some of its associate companies and joint ventures including sales of R$ 1,382,584 as of December 31, 2018 (R$ 630,190 and R$421,415 as of December 31, 2017 and 2016, respectively) and purchases in the amount of R$ 129,513 as of December 31, 2018 (R$ 121,618 and R$141,275 as of December 31, 2017 and 2016, respectively). The net amount totals R$ 1,253,071 as of December 31, 2018 (R$ 508,572 and R$280,140 as of December 31, 2017 and 2016, respectively).

During the years ended December 31, 2018, 2017 and 2016, the Company and its subsidiaries made transactions with controlling shareholders, directly or indirectly, mainly of guarantees provided by the controlling in guarantees of debentures, on which the Company pays a fee of 0.95 % p.a. on the amount guaranteed. The effect of these transactions was an expense of R$ 194 (R$ 689 and R$4,732 as of December 31, 2017 and 2016, respectively). Additionally, the Company recorded income of R$ 445 (R$ 801 and R$1,001 as of December 31, 2017 and 2016, respectively), derived from rental agreement.

Guarantees granted

			Original
Related Party	Relationship	Object	Amount	Maturity	2018	2017	2016
Diaco S.A.	Joint-venture	Financing Agreements	137,700	Aug/18	—	128,019	—
Gerdau Corsa S.A.P.I. de C.V.	Joint-venture	Financing Agreements	1,875,345	Jan/19 - Dec/21	1,933,929	1,797,856	2,016,260
Gerdau Summit Aços Fundidos e Forjados S.A.	Joint-venture	Financing Agreements	130,164	Aug/25	41,571	6,550	—
Gerdau Metaldom S.A.; Aceros Corsa S.A. de C.V. and Gerdau Corsa S.A.P.I de C.V.;	Subsidiary and Joint-venture	Financing Agreements	—	Oct/20	198,619	178,200	—

c) Debentures

Debentures are held by direct or indirect shareholders in the amount of R$ 0 as of December 31, 2018 (R$ 348 as of December 31, 2017), which corresponds to 0 debentures (63 as of December 31, 2017).

d) Price and interest

Loan agreements between Brazilian companies carry interest based on the CDI (Interbank Deposit Certificate) and Libor rate plus exchange variance, when applicable. Sales of products and purchases of inputs are made under terms and conditions agreed between the parties.

e) Key Management compensation

The cost of the key management salaries, variable compensation and benefits was R$ 50,310 during 2018 (R$ 38,510 in 2017). In 2018, contributions to management’s defined contribution pension plans totaled R$ 1,595 (R$ 1,158 in 2017).

Stock options granted to management are as follows:

	Number of	Weighted
	shares	exercise price
		R$
Available at beginning of the year	198,000	18.19
Options Cancelled	(198,000)	18.62
Available at the end of the year	—	—

At the end of the year, the Restricted Shares resulting from the conversion process within the key management were:

	2018	2017
Available at beginning of the year	5,945,310	4,831,999
Granted	1,255,286	1,353,930
Exercised	(511,333)	(240,619)
Shares adjustment	(313,716)	—
Available at the end of the year	6,375,547	5,945,310

Additional information on the long-term incentive plan are presented in Note 25.

The cost of long-term incentive plans recognized in income and attributable to key management (members of Board of Directors and executive officers) totaled R$ 23,189 during 2018 (R$ 10,451 and R$ 14,095 during 2017 and 2016, respectively).